Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income
Net income/(loss)	SFr 3,425	SFr 2,011	SFr (948)
Gains/(losses) on cash flow hedges	100	(10)	(27)
Foreign currency translation	(1,025)	(325)	(1,031)
Unrealized gains/(losses) on securities	20	(17)	(13)
Actuarial gains/(losses)	326	(391)	695
Net prior service cost	217	(135)	(121)
Gains/(losses) on liabilities related to credit risk	(1,860)	1,654	(1,976)
Other comprehensive income/(loss), net of tax	(2,222)	776	(2,473)
Comprehensive income/(loss)	1,203	2,787	(3,421)
Comprehensive income/(loss) attributable to noncontrolling interests	8	(15)	28
Comprehensive income/(loss) attributable to shareholders	1,195	2,802	(3,449)
Bank
Comprehensive income
Net income/(loss)	3,095	1,722	(1,228)
Gains/(losses) on cash flow hedges	86	(7)	(35)
Foreign currency translation	(995)	(321)	(1,015)
Unrealized gains/(losses) on securities	21	(18)	(13)
Actuarial gains/(losses)	(24)	31	21
Net prior service cost	1	(10)	0
Gains/(losses) on liabilities related to credit risk	(1,738)	1,442	(1,684)
Other comprehensive income/(loss), net of tax	(2,649)	1,117	(2,726)
Comprehensive income/(loss)	446	2,839	(3,954)
Comprehensive income/(loss) attributable to noncontrolling interests	7	(3)	(9)
Comprehensive income/(loss) attributable to shareholders	SFr 439	SFr 2,842	SFr (3,945)